Provisions for expected credit losses/impairment charges - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Reconciliation of impairment charges
Recoveries	$ (242)	$ (193)	$ (172)
Impairment charges (Note 6)	(590)	3,178	$ 794
Impairment charges for debt securities at amortised cost
Reconciliation of impairment charges
Impairment	(25)	18
Impairment charges for debt securities at FVOCI
Reconciliation of impairment charges
Impairment	2	2
Loans and credit commitments | Provisions for ECL on loans and credit commitments
Reconciliation of impairment charges
Business activity during the year	(444)	195
Net remeasurement of provision for ECL	119	3,156
Parent Entity
Reconciliation of impairment charges
Recoveries	(225)	(173)
Impairment charges (Note 6)	(447)	2,691
Parent Entity | Impairment charges for debt securities at FVOCI
Reconciliation of impairment charges
Impairment	2	2
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments
Reconciliation of impairment charges
Business activity during the year	(387)	207
Net remeasurement of provision for ECL	$ 163	$ 2,655